ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of allowance for doubtful accounts
Balance at beginning of the year	$ 6,426,781	$ 4,702,394
Charge to expenses	19,276,587	4,155,246	$ 1,960,604
Writing off of accounts receivable	(7,239,204)	(2,562,857)
Foreign exchange loss	(782,372)	131,998
Balance at end of the year	$ 17,681,792	$ 6,426,781	$ 4,702,394